Share-Based Compensation (Details) - Schedule of RSU Activity	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
RSU [Member]
Schedule of RSU Activity [Line Items]
Number of shares, Initial balance	993	554
Price, Initial balance	$ 22	$ 20.4
Number of shares, Grants	324	405
Price, Grants	$ 23.67	$ 23.88
Number of shares, Exercised	(378)	(266)
Price, Exercised	$ 22.25	$ 23.25
Number of shares, Shares reissued (in Shares) | shares	(28)	300
Price, Shares reissued	$ 24.99	$ 23.52
Number of shares, Ending balance	911	993
Price, Ending balance	$ 22.4	$ 22
Equity-Based Compensation, Cash-Settled [Member]
Schedule of RSU Activity [Line Items]
Number of shares, Initial balance	377	574
Price, Initial balance	$ 23.8	$ 27.55
Number of shares, Grants	158	269
Price, Grants	$ 24.21	$ 22.09
Number of shares, Exercised	(196)	(139)
Price, Exercised	$ 25.27	$ 27.55
Number of shares, Cancelled	(97)	(327)
Price, Cancelled	$ 22.81	$ 24
Number of shares, Ending balance	242	377
Price, Ending balance	$ 27.66	$ 23.8